Property and equipment, net (Details Narrative)	6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)
Property, Plant and Equipment [Abstract]
Depreciation	$ 16,219	¥ 116,515	¥ 434,622